COMMON STOCK	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
COMMON STOCK

Note 16   COMMON STOCK

The Company’s authorized number of common stock is 200,000,000 shares with par value of $0.001 each. On August 11, 2022, the Company effected a 2:3 reverse stock split for each share of common stock issued and outstanding. As a result of reverse stock split, the Company’s common stock issued and outstanding decreased from 10,707,150 shares to 7,138,587 shares. All shares and associated amounts have been retroactively restated to reflect the stock split on August 11, 2022. As of June 30, 2025 and December 31, 2024, issued common stock were 14,367,539 shares and 14,047,539, respectively.

On August 11, 2022, the Company’s common stock commenced trading on The Nasdaq Capital Market under the symbol “NCRA” on a post-reverse stock split basis. During the public offering, 1,880,000 common stocks, at par value $0.001 each, were issued at the offering price $3.5 each. The Company received total gross proceeds of $6.58 million from the public offering and after deducting the underwriting commissions, discounts and offering expenses, the Company received net proceeds of approximately $5.3 million.

All number of shares, share amounts and per share data presented in the accompanying unaudited consolidated financial statements and related notes have been retroactively restated to reflect the reverse merger transaction and subsequent issuance of shares stated above, except for authorized shares of common stock, which were not affected.

Issuance of Common Stock

•	On February 20, 2024, we entered into VIE Agreement with Xinca and issued 1,800,000 shares of our common stock in exchange of 100% controlling of Xinca;

•	On April 14, 2024, we entered into an Equity Purchase Agreement with SY Culture and issued 600,000 shares of our common stock in exchange of 100% equity of SY Culture.

•	On February 7, 2025, our shareholder exercised 150,000 shares of Warrant Class A in exchange of 100,000 shares of common stock.

•	On February 12, 2025, our shareholder exercised 150,000 shares of Warrant Class A in exchange of 100,000 shares of common stock.

•	On May 8, 2025, our shareholder exercised 180,000 shares of Warrant Class A in exchange of 120,000 shares of common stock.